COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 8,538,030	$ 7,694,702
Loans to employees	2,134,276	2,678,478
Payments in advance	5,948,058	4,151,472
Other non-financial assets	154,060	374,811
Retirement Plan	547,973	387,914
Works of art and collector's pieces	253,347	257,559
Insurance Contract assets	1,187,065	1,096,286
Asset from insurance broker operations	1,020	6,506
Non financial assets	$ 18,763,829	$ 16,647,728